Note 6 - Investments in Equity Method Investees - Balances Associated With Equity Method Investees (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenues	¥ 176,050,649	¥ 157,789,059	¥ 140,648,008
Costs and expenses	169,288,447	152,654,752	134,507,654
Equity Method Investee [Member]
Accounts receivable	183,023	150,755
Accounts payable	98,306	50,733
Revenues	863,818	683,332	666,554
Costs and expenses	¥ 1,107,344	¥ 527,431	¥ 502,340